Other Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2025
Other Long-Term Loan [Abstract]
Schedule of Composition	Composition:
	December 31
	2025	2024
	in USD thousands
Loan from PortXL Netherlands B.V.	163	138
Less - current maturities	(139)	(91)
Total long-term loan	24	47

Schedule of Change During the Year	Change during the year:
	Year ended December 31
	2025	2024	2023
	in USD thousands
Beginning of the year	138	140	128
Interest expenses	8	7	6
Foreign currency translation adjustment	17	(9)	6
End of year	163	138	140